GENERAL AND ADMINISTRATIVE	12 Months Ended
May 31, 2026
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

15. GENERAL AND ADMINISTRATIVE

General and administrative expenses recognized in the Statements of Loss and Comprehensive Loss are comprised of the following:

	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Salary and related costs (Note 17)	3,539,068	2,601,211
Investor relations and communication costs (Note 17)	1,358,257	837,683
Office and general	1,389,313	1,038,661
Professional fees (Note 17)	2,254,879	750,861
Transfer agent and filing costs	575,096	351,242
Travel	618,289	313,784
Conferences	129,643	86,343
Automobile	41,973	21,916
Bank charges	17,749	14,779
Other	106,102	77,438
Total general and administrative	10,030,369	6,093,918